Income and Expenses Relating to Life Insurance Operations (Tables)	12 Months Ended
Mar. 31, 2025
Insurance [Abstract]
Life Insurance Premiums and Related Investment Income
Life insurance premiums and related investment income in fiscal 2023, 2024 and 2025 consist of the following:

	Millions of yen
	2023	2024	2025
Life insurance premiums	¥451,404	¥459,655	¥481,432
Life insurance related investment income*	42,666	99,268	33,827

	¥494,070	¥558,923	¥515,259

*
Life insurance related investment income in fiscal 2023, 2024 and 2025 include net unrealized holding gains of
¥
851 million, ¥43,301 million and ¥2,577 million on equity securities held as of March 31, 2023, 2024 and 2025, respectively.

Reinsurance Benefits and Reinsurance Premiums Included in Life Insurance Premiums
Life insurance premiums include reinsurance benefits, net of reinsurance premiums. For fiscal 2023, 2024 and 2025, reinsurance benefits and reinsurance premiums included in life insurance premiums are as follows:

	Millions of yen
	2023	2024	2025
Reinsurance benefits	¥3,239	¥3,452	¥10,634
Reinsurance premiums	(4,891)	(4,937)	(5,119)

Gains or Losses Relating to Variable Annuity and Variable Life Insurance Contracts
The above mentioned gains or losses relating to variable annuity and variable life insurance contracts for fiscal 2023, 2024 and 2025 are mainly as follows:

	Millions of yen
	2023	2024	2025
Life insurance premiums and related investment income :
Net realized and unrealized gains or losses from investment assets	¥(2,312)	¥40,821	¥(3,496)
Net gains or losses from derivative contract s :	(1,360)	(3,568)	(372)
Futures	(855)	(3,046)	(262)
Foreign exchange contracts	(505)	(522)	(110)
Life insurance costs :
Changes in the fair value of the policy liabilities and policy account balances	¥(35,097)	¥3,208	¥(30,998)
Insurance costs recognized for insurance and annuity payouts as a result of insured events	28,754	26,997	23,706
Changes in the fair value of the reinsurance contracts	538	1,890	200